Balance Sheet Components	12 Months Ended
Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Balance Sheet Components

5. Balance Sheet Components

Inventories

Inventories consist of the following (in thousands):

	December 31,
	2020	2019
Raw materials	$7,989	$1,143
Work in process	6,200	842
Finished goods	4,195	2,611
Total inventories	$18,384	$4,596

Property and Equipment, net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2020	2019
Tablos under operating leases	5,158	3,120
Computers and software	3,131	1,768
Furniture and fixtures	1,399	648
Machinery and equipment	4,496	2,395
Leasehold improvements	4,459	174
Construction in progress	1,343	2,460
Total property and equipment	19,986	10,565
Less: accumulated depreciation and amortization	(4,988)	(2,670)
Property and equipment, net	14,998	7,895

Total depreciation and amortization expense for the years ended December 31, 2020, 2019 and 2018 was $3.2 million, $1.5 million and $1.1 million, respectively.

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Accrued inventory	$3,576	$798
Accrued research and development expenses	175	421
Accrued professional services	2,187	553
Others	1,965	1,137
Total accrued expenses and other current liabilities	$7,903	$2,909

Accrued Warranty Liability

The change in accrued warranty liability is presented in the following table (in thousands):

	December 31,
	2020	2019
Balance at the beginning of the period	$1,702	$293
Additions charge to cost of product revenue	4,858	2,578
Consumption	(3,647)	(1,169)
Balance at the end of the period	$2,913	$1,702